Performance Management	Dec. 31, 2025
Abbey Capital Futures Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I Shares from year to year. The bar chart assumes reinvestment of all dividends and distributions. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.abbeycapital.com or by calling 1-844-261-6484 (toll free).

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	Abbey Capital Futures Strategy Fund – Class I Shares Total Returns for Calendar Years Ended December 31
Bar Chart Closing [Text Block]

During the period shown in the chart, the highest quarterly return was 9.10% (for the quarter ended March 31, 2022) and the lowest quarterly return was -5.87% (for the quarter ended December 31, 2022).

The year-to-date total return of the Fund’s Class I Shares as of September 30, 2025 was -1.27%.

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table, which includes all applicable sales loads, compares the average annual total returns of the Class I Shares, Class A Shares and Class C Shares for the one-year, five-year, and since inception periods to a broad-based market index for the same periods. For Class A Shares, the table reflects the impact of the maximum sales charge of 5.75%. For this reason, returns for Class A Shares will be lower than those of Class I and Class C Shares. Average annual returns for Class T Shares are not included because they had not commenced operations prior to the date of this Prospectus. The returns for Class T Shares would be substantially similar to returns for Class I Shares because the shares are invested in the same portfolio of securities, and would differ only to the extent that the classes have different expenses.

Performance Table Does Reflect Sales Loads	The following table, which includes all applicable sales loads, compares the average annual total returns of the Class I Shares, Class A Shares and Class C Shares for the one-year, five-year, and since inception periods to a broad-based market index for the same periods.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I Shares only.
Performance Availability Website Address [Text]	www.abbeycapital.com
Performance Availability Phone [Text]	1-844-261-6484
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(1.27%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.10%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.87%)
Lowest Quarterly Return, Date	Dec. 31, 2022
ABBEY CAPITAL MULTI ASSET FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the performance of the Fund’s Class I Shares. The bar chart below shows how the Fund’s Class I Shares performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of all dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Updated performance information is available online at www.abbeycapital.com or by calling 1-844-261-6484 (toll free). The Fund commenced operations as a series of the Company on April 11, 2018, when all of the assets of Abbey Global LP transferred to Class I Shares of the Fund.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s Class I Shares performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31 - Class I Shares
Bar Chart Closing [Text Block]

During the period shown in the chart, the highest quarterly return was 11.56% (for the quarter ended December 31, 2020) and the lowest quarterly return was -4.74% (for the quarter ended December 31, 2022).

The year-to-date total return of the Fund’s Class I Shares as of September 30, 2025 was 3.51%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2024
Performance Table Narrative

The following table, which includes all applicable sales loads, compares the average annual total returns of the Class I Shares, Class A Shares and Class C Shares for the one-year, five-year, and since inception periods to a broad-based market index for the same periods. For Class A Shares, the table reflects the impact of the maximum sales charge of 5.75%. For this reason, returns for Class A Shares will be lower than those of Class I and Class C Shares.

Performance Table Does Reflect Sales Loads	The following table, which includes all applicable sales loads, compares the average annual total returns of the Class I Shares, Class A Shares and Class C Shares for the one-year, five-year, and since inception periods to a broad-based market index for the same periods.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I Shares only. After-tax returns for Class A Shares and Class C Shares will vary.
Performance Availability Website Address [Text]	www.abbeycapital.com
Performance Availability Phone [Text]	1-844-261-6484
ABBEY CAPITAL MULTI ASSET FUND | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.51%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.56%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.74%)
Lowest Quarterly Return, Date	Dec. 31, 2022
Adara Smaller Companies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The chart assumes reinvestment of dividends and distributions. The bar chart shows changes in the Fund’s performance from year to year. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available by calling 1-844-261-6482 (toll free).

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart [Heading]	Adara Smaller Companies Fund Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]

During the period shown in the chart, the highest quarterly return was 31.65% (for the quarter ended December 31, 2020) and the lowest quarterly return was -29.13% (for the quarter ended March 31, 2020). The year-to-date total return for the nine months ended September 30, 2025 was 10.95%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative

The table below compares the average annual returns of the Fund for the one-year, five-year, ten-year and since inception periods to a broad-based market index, the Russell 3000 Total Return Index, for the same periods, and a secondary index, the Russell 2000 Total Return Index, which has similar portfolio characteristics to the Fund.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1-844-261-6482
Adara Smaller Companies Fund | Adara Smaller Companies Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	10.95%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	31.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(29.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aquarius International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The chart assumes reinvestment of dividends and distributions. The bar chart shows the Fund’s performance from year to year. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available by calling 1-844-261-6482 (toll free).

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart [Heading]	Aquarius International Fund Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]

During the period shown in the chart, the highest quarterly return was 14.77% (for the quarter ended June 30, 2020) and the lowest quarterly return was -20.66% (for the quarter ended March 31, 2020). The year-to-date total return for the nine months ended September 30, 2025 was 27.63%.

The table below compares the average annual returns of the Fund for the one-year, five-year, and since inception periods to a broad-based market index for the same periods.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1-844-261-6482
Aquarius International Fund | Aquarius International Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	27.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Boston Partners All-Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31 - Institutional Class
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	19.93% (quarter ended December 31, 2020)
Worst Quarter:	-28.57% (quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the nine months ended September 30, 2025 was 13.07%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners All-Cap Value Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	13.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Boston Partners Global Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	21.81% (quarter ended December 31, 2020)
Worst Quarter:	-29.53% (quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the nine months ended September 30, 2025 was 27.41%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative

The table below compares the average annual total returns for the Fund’s Institutional Class, both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of broad-based securities market indices for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners Global Equity Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	27.41%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.81%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Boston Partners Global Sustainability Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you the performance of the Fund’s Institutional Class from year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you the performance of the Fund’s Institutional Class from year to year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	17.40% (quarter ended December 31, 2022)
Worst Quarter:	-11.16% (quarter ended June 30, 2022)

The Fund’s Institutional Class year-to-date total return for the nine months ended September 30, 2025 was 27.76%.

Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Narrative

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year and since-inception periods to the average annual total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners Global Sustainability Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	27.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.40%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31 - Institutional Class
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.76% (quarter ended December 31, 2022)
Worst Quarter:	-19.48% (quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the nine months ended September 30, 2025 was 21.32%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	21.32%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.76%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Boston Partners Long/Short Research Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31 - Institutional Class
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	11.99% (quarter ended December 31, 2020)
Worst Quarter:	-18.51% (quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the nine months ended September 30, 2025 was 13.18%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners Long/Short Research Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	13.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.99%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Boston Partners Small Cap Value Fund II
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31 - Institutional Class
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	29.93% (quarter ended December 31, 2020)
Worst Quarter:	-38.98% (quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the nine months ended September 30, 2025 was 8.23%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
Boston Partners Small Cap Value Fund II | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(38.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
WPG Partners Select Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the performance of the Fund’s Institutional Class. The bar chart below shows you the performance of the Fund’s Institutional Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you the performance of the Fund’s Institutional Class has varied year to year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	18.26% (quarter ended December 31, 2022)
Worst Quarter:	-16.16% (quarter ended June 30, 2022)

The Fund’s Institutional Class year-to-date total return for the nine months ended September 30, 2025 was 4.56%.

Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Narrative

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the one-year and since-inception periods to the average annual total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
WPG Partners Select Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.56%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.26%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
WPG Partners Small Cap Value Diversified Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below illustrate the performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	31.12% (quarter ended December 31, 2020)
Worst Quarter:	-35.92% (quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the nine months ended September 30, 2025 was 4.87%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.bostonpartners.com
Performance Availability Phone [Text]	1-888-261-4073
WPG Partners Small Cap Value Diversified Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.87%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.12%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(35.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Campbell Systematic Macro Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Substantially all of the assets of the Equinox Campbell Strategy Fund, a series of Equinox Funds Trust (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”) that occurred on May 29, 2020. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund. Accordingly, the performance information shown below for periods prior to May 29, 2020, represents the performance of the Predecessor Fund.

The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Class I Shares from year-to-year. The table shows how the average annual returns of Class I Shares for 1 year, 5 year, 10 year, and since-inception periods compare to the Fund’s primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with new regulatory requirements, the Fund has selected the S&P 500 Total Return Index as the Fund’s new primary benchmark. The Fund’s former primary benchmark, the BarclayHedge BTOP50 Index, and SG CTA Index are also included for comparison. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, www.campbell.com or by calling the Fund at 1-844-261-6488.

The following past performance information is not indicative of any future results that may be obtained by Campbell, and it should not be assumed that investors of the Fund will experience returns, if any, comparable to those experienced by past or present investors in the Fund or the Predecessor Fund or in other pools and accounts managed by Campbell. Because of the potentially volatile nature of futures and forward contract prices, it is possible that the performance of the Fund or of some or all of the other pools and accounts advised by Campbell may change significantly during the continuing offering from the performance information which may be presented herein.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The chart shows changes in the Fund’s performance of Class I Shares from year-to-year.
Bar Chart [Heading]	Annual Return – Class I For the years ended December 31
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 15.67% (for the quarter ended March 31, 2022). The worst performance was -12.62% (for the quarter ended June 30, 2015). The year-to-date total return for the nine months ended September 30, 2025 was 1.84%.

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Narrative

The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Class I Shares, Class A Shares and Class C Shares average annual total returns for the periods indicated to the average annual total returns of broad-based securities market indices for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Performance Table Does Reflect Sales Loads	The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Class I Shares, Class A Shares and Class C Shares average annual total returns for the periods indicated to the average annual total returns of broad-based securities market indices for the same periods.
Performance Table Market Index Changed	In accordance with new regulatory requirements, the Fund has selected the S&P 500 Total Return Index as the Fund’s new primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns For the periods ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After tax returns shown are for Class I Shares only, after tax returns for Class A Shares and Class C Shares will vary.
Performance Availability Website Address [Text]	www.campbell.com
Performance Availability Phone [Text]	1-844-261-6488
Campbell Systematic Macro Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.84%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	15.67%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(12.62%)
Lowest Quarterly Return, Date	Jun. 30, 2015
F/m Emerald Life Sciences Innovation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.emeraldetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.emeraldetfs.com
Free Market U.S. Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at https://funddocs.filepoint.com/matsonmoney/ or by calling (513) 204-8000.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	Best and Worst Quarterly Performance (for the period reflected in the chart above)
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year, the past five calendar years, and past ten calendar years to the average total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	https://funddocs.filepoint.com/matsonmoney/
Performance Availability Phone [Text]	(513) 204-8000
Free Market U.S. Equity Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Total Return
Bar Chart, Year to Date Return	9.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.09%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(32.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Free Market International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at https://funddocs.filepoint.com/matsonmoney/ or by calling (513) 204-8000.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	Best and Worst Quarterly Performance (for the period reflected in the chart above)
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year, the past five calendar years and past ten calendar years to the average total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	https://funddocs.filepoint.com/matsonmoney/
Performance Availability Phone [Text]	(513) 204-8000
Free Market International Equity Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Total Return
Bar Chart, Year to Date Return	34.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.80%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Free Market Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at https://funddocs.filepoint.com/matsonmoney/ or by calling (513) 204-8000.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	Best and Worst Quarterly Performance (for the period reflected in the chart above)
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year, the past five calendar years, and past ten calendar years to the average total returns of a broad-based securities market index for the same periods.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Fund Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	https://funddocs.filepoint.com/matsonmoney/
Performance Availability Phone [Text]	(513) 204-8000
Free Market Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Total Return
Bar Chart, Year to Date Return	4.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.36%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Matson Money U.S. Equity VI Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart assumes reinvestment of dividends and distributions. The returns do not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option and would be lower if they did. Past performance does not necessarily indicate how the Portfolio will perform in the future. Updated information is available at https://funddocs.filepoint.com/matsonmoney/ or by calling (513) 204-800.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 24.15% (quarter ended December 31, 2020)
Worst Quarter: -32.51% (quarter ended March 31, 2020)
Year to Date Total Return as of September 30, 2025: 8.40%

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table compares the average annual total returns of the Portfolio before taxes for the past calendar year, the past five calendar years, and since inception to the average total returns of a broad-based securities market index for the same periods.

Performance Availability Website Address [Text]	https://funddocs.filepoint.com/matsonmoney/
Performance Availability Phone [Text]	(513) 204-800
Matson Money U.S. Equity VI Portfolio | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Total Return
Bar Chart, Year to Date Return	8.40%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.15%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(32.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Matson Money International Equity VI Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart assumes reinvestment of dividends and distributions. The returns do not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option and would be lower if they did. Past performance does not necessarily indicate how the Portfolio will perform in the future. Updated information is available at https://funddocs.filepoint.com/matsonmoney/ or by calling (513) 204-8000.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 19.74% (quarter ended December 31, 2020)
Worst Quarter: -31.24% (quarter ended March 31, 2020)
Year to Date Total Return as of September 30, 2025: 32.91%

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The following table compares the average annual total returns of the Portfolio before taxes for the past calendar year, the past five calendar years, and since inception to the average total returns of a broad-based securities market index for the same periods.

Performance Availability Website Address [Text]	https://funddocs.filepoint.com/matsonmoney/
Performance Availability Phone [Text]	(513) 204-8000
Matson Money International Equity VI Portfolio | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Total Return
Bar Chart, Year to Date Return	32.91%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.74%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Matson Money Fixed Income VI Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart assumes reinvestment of dividends and distributions. The returns do not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option and would be lower if they did. Past performance does not necessarily indicate how the Portfolio will perform in the future. Updated information is available at https://funddocs.filepoint.com/matsonmoney/ or by calling (513) 204-8000.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 3.35% (quarter ended December 31, 2023)
Worst Quarter: -3.61% (quarter ended March 31, 2022)
Year to Date Total Return as of September 30, 2025: 3.96%

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

The table below compares the average annual total returns of the Portfolio before taxes for the past calendar year, the past five calendar years, and since inception to the average total returns of a broad-based securities market index for the same periods.

Performance Availability Website Address [Text]	https://funddocs.filepoint.com/matsonmoney/
Performance Availability Phone [Text]	(513) 204-8000
Matson Money Fixed Income VI Portfolio | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Total Return
Bar Chart, Year to Date Return	3.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.61%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Motley Fool 100 Index ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fool 100 Fund. The bar chart shows the changes in performance of the Fool 100 Fund from year to year. The table illustrates how the Fool 100 Fund’s average annual total returns for the one-year, five-year, and since-inception periods compare with those of a broad measure of market performance and the Fool 100 Index. Past performance, both before and after taxes, does not necessarily indicate how the Fool 100 Fund will perform in the future. Updated performance information is available online at www.fooletfs.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fool 100 Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fool 100 Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	Best Quarter: 26.83% in the quarter ended June 30, 2020 Worst Quarter: -21.72% in the quarter ended June 30, 2022 The year-to-date total return for the nine months ended September 30, 2025 was 17.66%.
Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fool 100 Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fool 100 Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fooletfs.com
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	17.66%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.72%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Motley Fool Global Opportunities ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table below illustrate the risks and volatility of an investment in the Global Opportunities Fund. The Global Opportunities Fund has adopted the performance of the MFAM Global Opportunities Fund (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Global Opportunities Fund (the “Reorganization”). Prior to the Reorganization, the Global Opportunities Fund had not yet commenced operations. The Global Opportunities Fund’s total net operating expense ratio is lower than the net operating expense ratio of the Predecessor Fund. Returns in the bar chart and table for the Predecessor Fund have not been adjusted.

The Predecessor Fund, a series of The RBB Fund, Inc. that operated as a publicly sold open-end mutual fund, commenced operations on December 21, 2016 by acquiring the assets and liabilities of the Motley Fool Independence Fund, a series of The Motley Fool Funds Trust (the “MFFT Global Predecessor Fund”), in exchange for shares of the Predecessor Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the MFFT Global Predecessor Fund, which was also a publicly-sold open-end mutual fund. The MFFT Global Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Global Opportunities Fund and Predecessor Fund.

The bar chart shows the changes in performance of the Predecessor Fund from year to year. The table illustrates how the Predecessor Fund’s average annual total returns for the one-year, five-year, ten-year and since inception periods compare with those of a broad measure of market performance. Past performance, both before and after taxes, does not necessarily indicate how the Global Opportunities Fund will perform in the future. Updated performance information is available online at www.fooletfs.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Global Opportunities Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the risks and volatility of an investment in the Global Opportunities Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 28.73% in the quarter ended June 30, 2020
Worst Quarter: -20.78% in the quarter ended June 30, 2022

The Fund’s year-to-date total return for the nine months ended September 30, 2025 was 5.70%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fooletfs.com
Motley Fool Global Opportunities ETF | Motley Fool Global Opportunities ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.70%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	28.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.78%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Motley Fool Mid-Cap Growth ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table below illustrate the risks and volatility of an investment in the Mid-Cap Growth Fund. The Mid-Cap Growth Fund has adopted the performance of the MFAM Mid-Cap Growth Fund (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Mid-Cap Growth Fund (the “Reorganization”). Prior to the Reorganization, the Mid-Cap Growth Fund had not yet commenced operations. The Mid-Cap Growth Fund’s total net operating expense ratio is lower than the net operating expense ratio of the Predecessor Fund. Returns in the bar chart and table for the Predecessor Fund have not been adjusted.

The Predecessor Fund, a series of The RBB Fund, Inc. that operated as a publicly sold open-end mutual fund, commenced operations on December 21, 2016 by acquiring the assets and liabilities of the Motley Fool Great America Fund, a series of The Motley Fool Funds Trust (the “MFFT GA Predecessor Fund”), in exchange for shares of the Predecessor Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the MFFT GA Predecessor Fund, which was also a publicly-sold open-end mutual fund. The MFFT GA Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Mid-Cap Growth Fund and Predecessor Fund.

The bar chart shows the changes in performance of the Predecessor Fund from year to year. The table illustrates how the Predecessor Fund’s average annual total returns for the one-year, five-year, ten-year and since-inception periods compare with those of a broad measure of market performance. Past performance, both before and after taxes, does not necessarily indicate how the Mid-Cap Growth Fund will perform in the future. Updated performance information is available online at www.fooletfs.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Mid-Cap Growth Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the risks and volatility of an investment in the Mid-Cap Growth Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 30.42% in the quarter ended June 30, 2020
Worst Quarter: -20.15% in the quarter ended June 30, 2022

The Fund’s year-to-date total return for the nine months ended September 30, 2025 was -3.65%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fooletfs.com
Motley Fool Mid-Cap Growth ETF | Motley Fool Mid-Cap Growth ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(3.65%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Motley Fool Small-Cap Growth ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Small-Cap Growth Fund. The bar chart shows the changes in performance of the Small-Cap Growth Fund from year to year. The table illustrates how the Small-Cap Growth Fund’s average annual total returns for the one-year, five-year, and since-inception periods compare with those of a broad measure of market performance. Past performance, both before and after taxes, does not necessarily indicate how the Small-Cap Growth Fund will perform in the future. Updated performance information is available online at www.fooletfs.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Small-Cap Growth Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Small-Cap Growth Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	Best Quarter: 36.00% in the quarter ended June 30, 2020 Worst Quarter: -24.42% in the quarter ended June 30, 2022 The year-to-date total return for the nine months ended September 30, 2025 was -2.45%.
Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Small-Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Small-Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fooletfs.com
Motley Fool Small-Cap Growth ETF | Motley Fool Small-Cap Growth ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(2.45%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	36.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Motley Fool Next Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information:
Performance Narrative [Text Block]

The bar chart and performance table illustrate the risks and volatility of an investment in the Next Fund. The bar chart shows the performance of the Next Fund from year to year. The table illustrates how the Next Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and the Next Index. Past performance, both before and after taxes, does not necessarily indicate how the Next Fund will perform in the future. Updated performance information is available online at www.fooletfs.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Next Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Next Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 14.29% in the quarter ended December 31, 2023
Worst Quarter: -21.23% in the quarter ended June 30, 2022

The Fund’s year-to-date total return for the nine months ended September 30, 2025 was 10.70%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Next Index Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Next Index Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fooletfs.com
Motley Fool Next Index ETF | Motley Fool Next Index ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	10.70%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.23%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Motley Fool Capital Efficiency 100 Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table illustrate the risks and volatility of an investment in the Capital Efficiency Fund. The bar chart shows the performance of the Capital Efficiency Fund from year to year. The table illustrates how the Capital Efficiency Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and the Capital Efficiency Index. Past performance, both before and after taxes, does not necessarily indicate how the Capital Efficiency Fund will perform in the future. Updated performance information is available online at www.fooletfs.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Capital Efficiency Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Capital Efficiency Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 14.31% in the quarter ended December 31, 2023
Worst Quarter: -18.56% in the quarter ended June 30, 2022

The Fund’s year-to-date total return for the nine months ended September 30, 2025 was 10.60%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Capital Efficiency Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Capital Efficiency Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fooletfs.com
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 Index ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	10.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.56%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Oakhurst Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Following the close of business on October 27, 2023, the Fund acquired the assets of the Oakhurst Fixed Income Fund, a series of F/m Funds Trust (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”) that occurred following the close of business on October 27, 2023. Accordingly, the Fund is the successor to the Predecessor Fund, and the performance information of the Fund through October 30, 2023 is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies that are substantially similar to the Predecessor Fund, which was advised by another investment adviser that became the investment sub-adviser to the Fund following the close of the Reorganization (the “Prior Sub-Adviser”).

The bar chart below illustrates the performance of the Fund’s Institutional Shares, which will differ from Retail Shares to the extent that the classes do not have the same expenses and inception dates. As of the date of the Prospectus, Retail Shares have not been offered for sale, so there is no performance information available. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The performance table below shows how the Fund’s average annual total returns for 1 year, 5 year, and 10 year periods compare with those of a broad measure of market performance. The performance information that follows reflects (i) the performance of the Prior Sub-Adviser (and in 2020, the Adviser doing business as the Prior Sub-Adviser) in its role as investment adviser to the Predecessor Fund from inception through the closing of the Reorganization and (ii) the performance of the Prior Sub-Adviser in its roles as investment sub-adviser, responsible for the daily operations of the Fund, from the closing of the Reorganization through April 17, 2025. Prior to April 17, 2025, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-800-292-6775.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available by calling 1-800-292-6775.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Institutional Shares Annual Total Returns (Years Ended December 31)
Bar Chart Closing [Text Block]

During the period shown in the chart, the highest quarterly return was 6.26% (for the quarter ended December 31, 2023) and the lowest quarterly return was -5.48% (for the quarter ended March 31, 2022).

The year-to-date total return through September 30, 2025 was 6.36%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Average Annual Return, Caption [Optional Text]	Oakhurst Fixed Income Fund
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Phone [Text]	1-800-292-6775
Oakhurst Fixed Income Fund | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.36%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.48%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Optima Strategic Credit Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the Founders Class Shares and by showing how the average annual total returns of Founders Class Shares of the Fund compare with the average annual total returns of the Markit CDX.NA.HY 5Y Long Total Return Index. The bar chart shows the performance of the Fund’s Founders Class Shares. Performance for Investor Class Shares is not shown because Investor Class Shares of the Fund had not commenced operations as of the date of this prospectus. Performance for Investor Class Shares will vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-866-239-2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the Founders Class Shares and by showing how the average annual total returns of Founders Class Shares of the Fund compare with the average annual total returns of the Markit CDX.NA.HY 5Y Long Total Return Index.
Bar Chart [Heading]	Annual Return – Founders Class For the year ended December 31
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 3.21% (for the quarter ended March 31, 2024). The worst performance was -0.81% (for the quarter ended March 31, 2023). The Fund’s Founders Class Shares year-to-date total return for the nine months ended September 30, 2025 was 5.46%

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Narrative

The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Founders Class Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Performance Table Does Reflect Sales Loads	The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Founders Class Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods.
Performance Table Market Index Changed	Effective October 2024, and pursuant to new regulatory requirements, the Bloomberg U.S. Universal Total Return Index replaced the Markit CDX.NA.HY 5Y Long Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns For the periods ended December 31, 2024
Performance Availability Phone [Text]	1-866-239-2026
Optima Strategic Credit Fund | Founders Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	3.21%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(0.81%)
Lowest Quarterly Return, Date	Mar. 31, 2023
SGI U.S. Large Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below illustrates the performance of the Fund’s Class I Shares (the Class with the longest performance). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31*
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 15.02% (quarter ended June 30, 2020)
Worst Quarter: -17.51% (quarter ended March 31, 2020)

The Class I Shares year-to-date total return for the nine months ended September 30, 2025 was 5.24%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2024
Performance Table Narrative

The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Performance Table Does Reflect Sales Loads	The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.sgiam.com
Performance Availability Phone [Text]	1-855-744-8500
SGI U.S. Large Cap Equity Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SGI Global Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Returns shown were generated under the management of the Fund’s former investment adviser and reflect a previous investment strategy. The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on March 21, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The performance shown for periods prior to March 21, 2014 is that of the Predecessor Fund.

The Board approved the Adviser to serve as the Global Equity Fund’s investment adviser effective January 1, 2017. Returns shown for periods prior to January 1, 2017 were generated under the management of the Global Equity Fund’s former investment adviser.

The bar chart below illustrates the performance of the Fund’s Class I Shares. Performance for Class A Shares and Class C Shares is not shown because Class A Shares and Class C Shares had not commenced operations prior to the date of this Prospectus. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 855-744-8500.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 12.68% (quarter ended June 30, 2020)

Worst Quarter: -19.41% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2025 was 10.32%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2024
Performance Table Narrative

The table below compares the Fund’s Class I Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.sgiam.com
Performance Availability Phone [Text]	855-744-8500
SGI Global Equity Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	10.32%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SGI Small Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below illustrates the performance of the Fund’s Class I Shares. The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.The Fund changed its investment adviser on May 14, 2021. The performance set forth below prior to May 14, 2021 is attributable to the former investment adviser.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter: 29.38% (quarter ended June 30, 2020)
Worst Quarter: -30.76% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2025 was 8.38%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2024
Performance Table Narrative

The following table below compares the Fund’s average annual total returns for the past calendar year, the past five calendar years and the past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.sgiam.com
Performance Availability Phone [Text]	1-855-744-8500
SGI Small Cap Core Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.38%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SGI U.S. Large Cap Equity VI Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Performance information for the Portfolio is not included because the Portfolio had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Portfolio has at least one calendar year of performance. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.

Performance One Year or Less [Text]	Performance information will be available once the Portfolio has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.sgiam.com
Performance Availability Phone [Text]	1-855-744-8500
SGI Peak Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied year to year. The bar chart assumes reinvestment of dividends and distributions. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance. As with all such investments, past performance, both before and after taxes, does not necessarily indicate how the Peak Fund will perform in the future. Updated performance information is available online at www.sgiam.com or by calling 1-855-744-8500.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance, both before and after taxes, does not necessarily indicate how the Peak Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Class I Shares has varied year to year. The bar chart assumes reinvestment of dividends and distributions. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]

Best Quarter: 10.20% in the quarter ended December 31, 2023
Worst Quarter: -10.10% in the quarter ended June 30, 2022

The year-to-date total return for the three months ended September 30, 2025 was 11.94%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.sgiam.com
Performance Availability Phone [Text]	1-855-744-8500
SGI Peak Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	11.94%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.20%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
SGI Prudent Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied year to year. The bar chart assumes reinvestment of dividends and distributions. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance. As with all such investments, past performance, both before and after taxes, does not necessarily indicate how the Prudent Fund will perform in the future. Updated performance information is available online at www.sgiam.com or by calling 1-855-744-8500.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance, both before and after taxes, does not necessarily indicate how the Prudent Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Class I Shares has varied year to year. The bar chart assumes reinvestment of dividends and distributions. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31
Bar Chart Closing [Text Block]

Best Quarter: 8.76% in the quarter ended December 31, 2023
Worst Quarter: -8.23% in the quarter ended June 30, 2022

The year-to-date total return for the three months ended September 30, 2025 was 6.67%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sgiam.com
Performance Availability Phone [Text]	1-855-744-8500
SGI Prudent Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.76%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.23%)
Lowest Quarterly Return, Date	Jun. 30, 2022
SGI U.S. Large Cap Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund for one year. The table illustrates how the Fund’s average annual total returns for one-year and since-inception periods compare with those of a broad measure of market performance and the Fund’s Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.sgiam.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the performance of the Fund for one year. The table illustrates how the Fund’s average annual total returns for one-year and since-inception periods compare with those of a broad measure of market performance and the Fund’s Index.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]

Best Quarter: 12.57% in the quarter ended March 31, 2024
Worst Quarter: 0.21% in the quarter ended December 31, 2024

The year-to-date total return for the three months ended September 30, 2025 was 12.29%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sgiam.com
SGI U.S. Large Cap Core ETF | SGI U.S. Large Cap Core ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	12.29%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.57%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.21%
Lowest Quarterly Return, Date	Dec. 31, 2024
SGI Dynamic Tactical ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund for one year. The table illustrates how the Fund’s average annual total returns for one-year and since-inception periods compare with those of a broad measure of market performance and the Fund’s Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.sgiam.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the performance of the Fund for one year. The table illustrates how the Fund’s average annual total returns for one-year and since-inception periods compare with those of a broad measure of market performance and the Fund’s Index.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]

Best Quarter: 7.65% in the quarter ended March 31, 2024
Worst Quarter: -0.96% in the quarter ended December 31, 2024

The year-to-date total return for the three months ended September 30, 2025 was 4.92%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sgiam.com
SGI Dynamic Tactical ETF | SGI Dynamic Tactical ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.65%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.96%)
Lowest Quarterly Return, Date	Dec. 31, 2024
SGI Enhanced Global Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not have a full calendar year of performance as of the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Recent performance information is available on the Fund’s website at www.sgiam.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.sgiam.com
SGI Enhanced Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not have a full calendar year of performance as of the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Recent performance information is available on the Fund’s website at www.sgiam.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.sgiam.com
SGI Enhanced Nasdaq-100 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not have a full calendar year of performance as of the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Recent performance information is available on the Fund’s website at www.sgiam.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.sgiam.com
SGI Enhanced Market Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Effective as of the close of business on May 2, 2025, substantially all of the assets of the Chestnut Street Exchange Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Returns prior to May 5, 2025 were generated under the management of the Predecessor Fund’s investment adviser and reflect a previous investment strategy.

The bar chart below illustrates the performance of the Predecessor Fund. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information may be obtained on the Fund’s website at www.sgiam.com or by calling 1-855-744-8500.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below illustrates the performance of the Predecessor Fund. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest quarterly return was 17.17% (for the quarter ended June 30, 2020) and the lowest quarterly return was -21.32% (for the quarter ended March 31, 2020).

The year-to-date total return for the nine months ended September 30, 2025 was 15.80%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative

The table below compares the average annual total returns for the Predecessor Fund for the periods ended December 31, 2024 to those of the S&P 500 Index and Dow Jones Industrial Average Index. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred arrangements, such as a 401(k) plan or an IRA.

Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders investing through tax-deferred arrangements, such as a 401(k) plan or an IRA.
Performance Availability Website Address [Text]	www.sgiam.com
Performance Availability Phone [Text]	1-855-744-8500
SGI Enhanced Market Leaders ETF | SGI Enhanced Market Leaders ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	15.80%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
F/m US Treasury 30 Year Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund for one year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 7.98% in the quarter ended September 30, 2024
Worst Quarter: -9.52% in the quarter ended December 31, 2024

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 4.31%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 30 Year Bond ETF | F/m US Treasury 30 Year Bond ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.31%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.98%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.52%)
Lowest Quarterly Return, Date	Dec. 31, 2024
F/m US Treasury 20 Year Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund for one year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 7.16% in the quarter ended September 30, 2024
Worst Quarter: -7.75% in the quarter ended December 31, 2024

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 5.11%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 20 Year Bond ETF | F/m US Treasury 20 Year Bond ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.16%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.75%)
Lowest Quarterly Return, Date	Dec. 31, 2024
F/m US Treasury 10 Year Note ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund from year to year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 6.58% in the quarter ended December 31, 2023
Worst Quarter: -5.20% in the quarter ended December 31, 2024

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 6.94%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 10 Year Note ETF | F/m US Treasury 10 Year Note ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.94%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.20%)
Lowest Quarterly Return, Date	Dec. 31, 2024
F/m US Treasury 7 Year Note ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund from one year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 5.15% in the quarter ended September 30, 2024
Worst Quarter: -3.96% in the quarter ended December 31, 2024

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 6.64%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 7 Year Note ETF | F/m US Treasury 7 Year Note ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.64%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.15%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.96%)
Lowest Quarterly Return, Date	Dec. 31, 2024
F/m US Treasury 5 Year Note ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund for one year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 4.34% in the quarter ended September 30, 2024
Worst Quarter: -2.67% in the quarter ended December 31, 2024

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 5.90%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 5 Year Note ETF | F/m US Treasury 5 Year Note ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.90%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.34%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.67%)
Lowest Quarterly Return, Date	Dec. 31, 2024
F/m US Treasury 3 Year Note ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund for one year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 3.48% in the quarter ended September 30, 2024
Worst Quarter: -1.02% in the quarter ended December 31, 2024

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 4.65%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 3 Year Note ETF | F/m US Treasury 3 Year Note ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.65%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.48%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.02%)
Lowest Quarterly Return, Date	Dec. 31, 2024
F/m US Treasury 2 Year Note ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund from year to year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 2.84% in the quarter ended September 30, 2024
Worst Quarter: -0.92% in the quarter ended June 30, 2023

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 3.71%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 2 Year Note ETF | F/m US Treasury 2 Year Note ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.71%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.84%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.92%)
Lowest Quarterly Return, Date	Jun. 30, 2023
F/m US Treasury 12 Month Bill ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund from year to year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 2.01% in the quarter ended September 30, 2024
Worst Quarter: 0.35% in the quarter ended June 30, 2023

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 3.29%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 12 Month Bill ETF | F/m US Treasury 12 Month Bill ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.29%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.01%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.35%
Lowest Quarterly Return, Date	Jun. 30, 2023
F/m US Treasury 6 Month Bill ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund for one year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 1.54% in the quarter ended September 30, 2024
Worst Quarter: 1.11% in the quarter ended December 31, 2024

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 3.15%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 6 Month Bill ETF | F/m US Treasury 6 Month Bill ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.15%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.54%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	1.11%
Lowest Quarterly Return, Date	Dec. 31, 2024
F/m US Treasury 3 Month Bill ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund from year to year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter: 1.36% in the quarter ended September 30, 2024
Worst Quarter: 1.15% in the quarter ended December 31, 2024

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 3.17%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 3 Month Bill ETF | F/m US Treasury 3 Month Bill ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.36%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	1.15%
Lowest Quarterly Return, Date	Dec. 31, 2024
F/m 6-Month Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.fminvest.com
F/m 9-18 Month Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be available once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m 2-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be available once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m 3-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be available once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m 5-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be available once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m 7-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.fminvest.com
F/m 10-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.fminvest.com
F/m 20-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.fminvest.com
F/m 30-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.fminvest.com
F/m 15+ Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Compoundr High Yield Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Compoundr U.S. Treasury 10-Year Note ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the F/m Compoundr UST 10Y Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the F/m Compoundr UST 10Y Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Compoundr U.S. Aggregate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m High Yield 100 ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information:
Performance Narrative [Text Block]

Performance information for the F/m Long-Term TIPS Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the F/m Long-Term TIPS Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Small Cap Core ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the F/m Small Cap Core ETF is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance Availability Website Address [Text]	www.fminvest.com
F/m Small Cap Growth ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the F/m Small Cap Growth ETF is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance Availability Website Address [Text]	www.fminvest.com
F/m SMID Equity ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the F/m Small SMID Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance Availability Website Address [Text]	www.fminvest.com
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Yield Curve Steepening Strategy ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the F/m Yield Curve Steepening Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Yield Curve Flattening Strategy ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Rising Interest Rates Strategy ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Falling Interest Rates Strategy ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Opportunistic Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund for one year. The table illustrates how the Fund’s average annual total returns for the one-year and since-inception periods compare with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart Closing [Text Block]

Best Quarter: 5.30% in the quarter ended September 30, 2024
Worst Quarter: -1.30% in the quarter ended December 31, 2024

The Fund’s year-to-date total return for the three months ended September 30, 2025 was 4.79%.

Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.fminvest.com
F/m Opportunistic Income ETF | F/m Opportunistic Income ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.79%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.30%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.30%)
Lowest Quarterly Return, Date	Dec. 31, 2024
F/M INVESTMENTS LARGE CAP FOCUSED FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The performance information for the Fund shown below reflects, for periods prior to January 18, 2022, the performance of the F/m Investments Large Cap Focused Fund, a series of IDX Funds (the “Original Fund”), and for periods between January 18, 2022 and October 30, 2023, the performance of the F/m Investments Large Cap Focused Fund, a series of F/m Funds Trust (the “Predecessor Fund”). The investment objectives, strategies and policies of the Original Fund and the Predecessor Fund were substantially similar to those of the Fund. The performance information shown reflects the performance of the Adviser except for periods prior to April 2020 when the Original Fund was managed by a different investment adviser.

The bar chart shows the performance of the Institutional Class shares for each full calendar year over the lifetime of the Fund and assumes reinvestment of dividends and distributions. The table shows how the Fund’s average annual total returns for one year, five years, and since inception periods compare with those of broad measures of market performance.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available by visiting www.fminvest.com or by calling 1-800-292-6775.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the performance of the Institutional Class shares for each full calendar year over the lifetime of the Fund and assumes reinvestment of dividends and distributions.
Bar Chart [Heading]	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31 Institutional Class Annual Total Returns (Years Ended December 31)
Bar Chart Closing [Text Block]

During the period shown in the chart, the highest quarterly return was 30.29% (for the quarter ended June 30, 2020) and the lowest quarterly return was -23.00% (for the quarter ended June 30, 2022).

The year-to-date total return through September 30, 2025 was 24.00%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class Shares only, and the after-tax returns for Investor Class Shares will vary to the extent it has different expenses.
Performance Availability Website Address [Text]	www.fminvest.com
Performance Availability Phone [Text]	1-800-292-6775
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	24.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	30.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.00%)
Lowest Quarterly Return, Date	Jun. 30, 2022